Employee Benefit Plans (Details 4)	Dec. 31, 2015 USD ($)
Discount Rate [Member]
Defined Benefit Plan Liability Increase Decrease [Line Items]
0.5% Increase	$ (67,168,000)
0.5% Decrease	76,940,000
Rate of Compensation Increase [Member]
Defined Benefit Plan Liability Increase Decrease [Line Items]
0.5% Increase	9,253,000
0.5% Decrease	(9,161,000)
Rate Of Pension Increase [Member]
Defined Benefit Plan Liability Increase Decrease [Line Items]
0.5% Increase	24,551,000
0.5% Decrease	$ (22,107,000)